Other operating income and expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Other operating income [Abstract]
Grants (Note 16)	$ 29,625	$ 29,503
Insurance proceeds and other	10,645	27,733
Total	40,270	57,236
Other operating expenses [Abstract]
Raw materials and consumables used	(44,785)	(4,136)
Leases and fees	(3,808)	(1,285)
Operation and maintenance	(77,672)	(49,716)
Independent professional services	(18,222)	(19,136)
Supplies	(14,385)	(11,382)
Insurance	(21,932)	(17,973)
Levies and duties	(22,299)	(18,828)
Other expenses	(12,689)	(3,636)
Total	$ (215,792)	$ (126,092)